PROVISIONS FOR ONEROUS CONTRACTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of current onerous contracts provision	R$ 1,093,678	R$ 9,073	R$ 1,687
Constitutions to current onerous contracts provision	170,133	1,142,502	7,386
Reversals/Compensation current onerous contracts provision	(1,081,630)	(57,897)
Classification as held for sale of current onerous contracts provision	(170,133)
Ending balance of current onerous contracts provision	12,048	1,093,678	9,073
Beginning balance of non-current onerous contracts provision	2,659,305	1,549,412	1,130,201
Constitutions to non-current onerous contracts provision	803,720	2,340,011	649,693
Reversals/Compensation non-current onerous contracts provision	(1,395,846)	(1,230,118)	(230,482)
Ending balance of non-current onerous contracts provision	2,067,179	2,659,305	1,549,412
Beginning balance of onerous contracts provision	3,752,983	1,558,485	1,131,888
Constitutions to onerous contracts provision	973,853	3,482,513	657,079
Reversals/Compensation of onerous contracts provision	(2,477,476)	(1,288,015)	(230,482)
Classification as held for sale of onerous contracts provision	(170,133)
Ending balance of onerous contracts provision	2,079,227	3,752,983	1,558,485
Balance of onerous contracts provision, current operating and maintenance costs	458,332	952,728
Ceron
PROVISIONS FOR ONEROUS CONTRACTS
Ending balance of current onerous contracts provision	167,257
Boa Vista
PROVISIONS FOR ONEROUS CONTRACTS
Ending balance of current onerous contracts provision	2,876
Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	166,485	896,049	632,090
Constitutions to onerous contracts provision	18,337	15,421	266,628
Reversals/Compensation of onerous contracts provision	(235)	(744,985)	(2,669)
Ending balance of onerous contracts provision	184,587	166,485	896,049
Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	2,507,065	602,316	499,798
Constitutions to onerous contracts provision	785,383	2,389,882	330,331
Reversals/Compensation of onerous contracts provision	(1,397,808)	(485,133)	(227,813)
Ending balance of onerous contracts provision	1,894,640	2,507,065	602,316
Generation | Brasil Ventos S.A.
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	161,473
Reversals/Compensation of onerous contracts provision	(161,473)
Ending balance of onerous contracts provision		161,473
Generation | Camacari
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		80,441	91,122
Reversals/Compensation of onerous contracts provision		(80,441)	(10,681)
Ending balance of onerous contracts provision			80,441
Generation | UHE Funil, MG
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	63,424	83,788	132,219
Constitutions to onerous contracts provision	74,969
Reversals/Compensation of onerous contracts provision	(11,532)	(20,364)	(48,431)
Ending balance of onerous contracts provision	126,861	63,424	83,788
Generation | UHE Coaracy Nunes
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	370,581	228,091	30,361
Constitutions to onerous contracts provision		142,490	197,730
Reversals/Compensation of onerous contracts provision	(138,529)
Ending balance of onerous contracts provision	232,052	370,581	228,091
Generation | FURNAS
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision			168,701
Reversals/Compensation of onerous contracts provision			(168,701)
Generation | UHE Marimbondo
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	235,806	79,924	25,989
Constitutions to onerous contracts provision		155,882	53,935
Reversals/Compensation of onerous contracts provision	(235,806)
Ending balance of onerous contracts provision		235,806	79,924
Generation | UTN Angra 3
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	1,350,241
Constitutions to onerous contracts provision	562,862	1,677,269
Reversals/Compensation of onerous contracts provision	(524,260)	(327,028)
Ending balance of onerous contracts provision	1,388,843	1,350,241
Generation | Estreito
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	164,755
Reversals/Compensation of onerous contracts provision	(164,755)
Ending balance of onerous contracts provision		164,755
Generation | Other
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	160,785	130,072	51,406
Constitutions to onerous contracts provision	147,552		78,666
Reversals/Compensation of onerous contracts provision	(161,453)
Ending balance of onerous contracts provision	146,884	160,785	130,072
Distribution
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	1,079,433	60,120
Constitutions to onerous contracts provision	170,133	1,077,210	60,120
Reversals/Compensation of onerous contracts provision	(1,079,433)	(57,897)
Classification as held for sale of onerous contracts provision	(170,133)
Ending balance of onerous contracts provision		1,079,433	60,120
Distribution | Companhia Energetica de Alagoas (Ceal)
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	7,809	60,120
Constitutions to onerous contracts provision		7,809	60,120
Reversals/Compensation of onerous contracts provision	(7,809)
Ending balance of onerous contracts provision		7,809	60,120
Distribution | Cepisa
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	65,382
Constitutions to onerous contracts provision		65,382
Reversals/Compensation of onerous contracts provision	(65,382)
Ending balance of onerous contracts provision		65,382
Distribution | Ceron
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	191,325
Constitutions to onerous contracts provision	167,257	191,325
Reversals/Compensation of onerous contracts provision	(191,325)
Classification as held for sale of onerous contracts provision	(167,257)
Ending balance of onerous contracts provision		191,325
Distribution | Boa Vista
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	2,223	60,120
Constitutions to onerous contracts provision	2,876
Reversals/Compensation of onerous contracts provision	(2,223)	(57,897)
Classification as held for sale of onerous contracts provision	(2,876)
Ending balance of onerous contracts provision		2,223	60,120
Distribution | Amazonas Distribuidora
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	812,694
Constitutions to onerous contracts provision		812,694
Reversals/Compensation of onerous contracts provision	(812,694)
Ending balance of onerous contracts provision		812,694
Contract 062/2001 | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		729,478	608,488
Constitutions to onerous contracts provision			120,990
Reversals/Compensation of onerous contracts provision		(729,478)
Ending balance of onerous contracts provision			729,478
LT Recife II - Suape II 018/2011 | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	41,463	51,024	7,657
Constitutions to onerous contracts provision	8,734		43,367
Reversals/Compensation of onerous contracts provision		(9,561)
Ending balance of onerous contracts provision	50,197	41,463	51,024
LT Camaari IV - Sapeau | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	114,501	99,080	2,917
Constitutions to onerous contracts provision	9,603	15,421	96,163
Ending balance of onerous contracts provision	124,104	114,501	99,080
Others | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	10,521	16,467	13,028
Constitutions to onerous contracts provision			6,108
Reversals/Compensation of onerous contracts provision	(235)	(5,946)	(2,669)
Ending balance of onerous contracts provision	10,286	10,521	16,467
Others | Generation | Other
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	R$ 487,013	130,072
Constitutions to onerous contracts provision		414,241
Reversals/Compensation of onerous contracts provision		(57,300)
Ending balance of onerous contracts provision		R$ 487,013	R$ 130,072